Subsequent Events	9 Months Ended
Sep. 30, 2021
Subsequent Events
Subsequent Events

14Subsequent Events

Restructuring Initiative

On November 5, 2021, our Board of Directors approved a restructuring plan to further reduce operating costs and improve profitability. We estimate that the restructuring charges, which consist of personnel costs and one-time severance charges, will be approximately EUR 640k to be recorded in the fourth quarter of fiscal year 2021. We anticipate that it will generate approximately EUR 6,200k in annual net savings, plus additional planned savings in OPEX, the majority of which will be allocated to support growth-related initiatives.